Income Taxes - Differences Between Income Tax Computations (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income (loss) from operations before income taxes		$ (51.7)	$ (122.5)	$ 114.7
Tax provision (benefit) at U.S. Federal statutory rate		(18.1)	(25.7)	40.2
Impact of change in enacted tax rates on deferred tax balances		0.0	(7.7)	(151.0)
Investment tax credits		(52.0)	(40.6)	(37.0)
Dividends received deduction		(1.0)	(1.7)	(4.0)
Other		0.6	(0.6)	6.4
Total provision (benefit) for income taxes		$ (70.5)	$ (76.3)	$ (145.4)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax provision (benefit) at U.S. Federal statutory rate (as a percentage)		35.00%	21.00%	35.04795%
Impact of change in enacted tax rates on deferred tax balances (as a percentage)		0.00%	6.30%	(131.60%)
Investment tax credits (as a percentage)		100.80%	33.10%	(32.30%)
Dividends received deduction (as a percentage)		1.90%	1.40%	(3.50%)
Other (as a percentage)		(1.30%)	0.50%	5.60%
Provision (benefit) for income taxes (as a percentage)		136.40%	62.30%	(126.80%)
Predecessor Company
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income (loss) from operations before income taxes	$ (12.8)
Tax provision (benefit) at U.S. Federal statutory rate	(4.5)
Impact of change in enacted tax rates on deferred tax balances	0.0
Investment tax credits	(4.1)
Dividends received deduction	(0.1)
Other	(0.2)
Total provision (benefit) for income taxes	$ (8.9)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax provision (benefit) at U.S. Federal statutory rate (as a percentage)	35.00%
Impact of change in enacted tax rates on deferred tax balances (as a percentage)	0.00%
Investment tax credits (as a percentage)	32.00%
Dividends received deduction (as a percentage)	0.80%
Other (as a percentage)	1.60%
Provision (benefit) for income taxes (as a percentage)	69.40%